Note 8 - Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets, Future Amortization Expense (Details) € in Thousands	Dec. 31, 2017 EUR (€)
2018	€ 79
2019	69
2020	49
2021	48
2022	47
Total	€ 292